Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Cayman	$ (39,449)	$ (22,847)	$ (17,067)
Non-Cayman	252,027	270,111	102,625
Income before taxes	$ 212,578	$ 247,264	$ 85,558